Label	Element	Value
Hosting Arrangement, Service Contract, Implementation Cost, Capitalized, after Accumulated Amortization	us-gaap_HostingArrangementServiceContractImplementationCostCapitalizedAfterAccumulatedAmortization	$ 0
Hosting Arrangement, Service Contract, Implementation Cost, Capitalized, after Accumulated Amortization	us-gaap_HostingArrangementServiceContractImplementationCostCapitalizedAfterAccumulatedAmortization	607,000
Restricted Cash	us-gaap_RestrictedCash	681,000
Restricted Cash	us-gaap_RestrictedCash	$ 786,000